FINE ART (Details Narrative)	Jun. 04, 2021 USD ($)	Apr. 07, 2021 USD ($) Integer
Fine Art
Number Of Pieces Acquiring For Eventual Digitization | Integer		2
Payment for piece of fine art | $	$ 31,905	$ 35,940